Provisions - Provision classification (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classification by maturity [Abstract]
Current provisions	$ 107,491	$ 94,171
Non-current Portion	193,209	204,347
Sociedads Minera Cerro Verde S.A.A.
Current provisions [abstract]
Other current provisions	2,773	3,984
Non-current provisions [abstract]
Other non-current provisions	272,820	219,366
Classification by maturity [Abstract]
Current portion	2,773	3,984
Non-current portion	272,820	219,366
Sociedads Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Current provisions [abstract]
Other current provisions	400	3,096
Non-current provisions [abstract]
Other non-current provisions	9,983	7,303
Classification by maturity [Abstract]
Current portion	400	3,096
Non-current portion	9,983	7,303
Sociedads Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Current provisions [abstract]
Other current provisions	234	423
Non-current provisions [abstract]
Other non-current provisions	259,610	209,237
Classification by maturity [Abstract]
Current portion	234	423
Non-current portion	259,610	209,237
Sociedads Minera Cerro Verde S.A.A. | Provision for uncertainty over income tax treatments [Member]
Non-current provisions [abstract]
Other non-current provisions	2,140	615
Classification by maturity [Abstract]
Non-current portion	2,140	615
Sociedads Minera Cerro Verde S.A.A. | Provision for legal contingencies [member]
Current provisions [abstract]
Other current provisions	2,139	465
Classification by maturity [Abstract]
Non-current Portion	1,087	2,211
Current portion	$ 2,139	$ 465